Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

Changes in goodwill for the nine months ended September 30, 2020 are as follows:

	Sales	Marketing	Total
(in thousands)
Gross carrying amount as of December 31, 2019	$2,090,340	$678,356	$2,768,696
Accumulated impairment charge(1)	(652,000)	—	(652,000)

Balance at December 31, 2019	$1,438,340	$678,356	$2,116,696

Acquisitions	24,484	13,543	38,027
Foreign exchange translation effects	(868)	—	(868)

Balance at September 30, 2020	$1,461,956	$691,899	$2,153,855

(1)

During the fiscal year ended December 31, 2018, the Company recognized a non-cash goodwill impairment charge of $652.0 million related to the Company’s sales reporting unit as a result of the Company’s annual evaluation of goodwill impairment test.

Changes in goodwill for the years ended December 31, 2019 and 2018, are as follows:

	Sales	Marketing	Total
(in thousands)
Balance at December 31, 2017	$2,074,359	$601,888	$2,676,247
Acquisitions	14,788	61,379	76,167
Divestitures	—	(2,012)	(2,012)
Measurement period adjustments	741	11,428	12,169
Foreign exchange translation effects	(4,204)	—	(4,204)
Impairment Charge	(652,000)	—	(652,000)

Balance at December 31, 2018	1,433,684	672,683	2,106,367

Acquisitions	2,948	4,403	7,351
Measurement period adjustments	(418)	1,270	852
Foreign exchange translation effects	2,126	—	2,126

Balance at December 31, 2019	$1,438,340	$678,356	$2,116,696

Schedule of Finite-Lived and Indefinite-Lived Intangible Assets

The following tables set forth information for intangible assets:

		September 30, 2020
(in thousands)	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Accumulated Impairment Charges	Net Carrying Value
Finite-lived intangible assets:
Client relationships	14 years	$2,440,404	$929,243	$—	$1,511,161
Tradenames	8 years	133,232	62,306	—	70,926
Developed technology	5 years	10,160	5,481	—	4,679
Covenant not to compete	5 years	6,100	3,401	—	2,699

Total finite-lived intangible assets		2,589,896	1,000,431	—	1,589,465

Indefinite-lived intangible assets:
Tradenames		1,480,000	—	580,000	900,000

Total other intangible assets		$4,069,896	$1,000,431	$580,000	$2,489,465

		December 31, 2019
(in thousands)	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Accumulated Impairment Charges	Net Carrying Value
Finite-lived intangible assets:
Client relationships	14 years	$2,408,573	$798,153	$—	$1,610,420
Tradenames	8 years	132,844	52,485	—	80,359
Developed technology	5 years	10,160	3,957	—	6,203
Covenant not to compete	5 years	6,100	2,486	—	3,614

Total finite-lived intangible assets		2,557,677	857,081	—	1,700,596

Indefinite-lived intangible assets:
Tradenames		1,480,000	—	580,000	900,000

Total other intangible assets		$4,037,677	$857,081	$580,000	$2,600,596

The following tables set forth information for intangible assets:

		December 31, 2019
(in thousands)	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Accumulated Impairment Charge	Net Carrying Value
Finite-lived intangible assets:
Client relationships	14 years	$2,408,573	$798,153	$—	$1,610,420
Trade names	8 years	132,844	52,485	—	80,359
Developed technology	5 years	10,160	3,957	—	6,203
Covenant not to compete	5 years	6,100	2,486	—	3,614

Total finite-lived intangible assets		2,557,677	857,081	—	1,700,596

Indefinite-lived intangible assets:
Trade names		1,480,000	—	580,000	900,000

Total other intangible assets		$4,037,677	$857,081	$580,000	$2,600,596

		December 31, 2018
(in thousands)	Weighted Average Useful Life	Gross Carrying Value	Accumulated Amortization	Accumulated Impairment Charge	Net Carrying Value
Finite-lived intangible assets:
Client relationships	14 years	$2,398,544	$626,387	$—	$1,772,157
Trade names	8 years	129,925	36,743	—	93,182
Developed technology	5 years	10,160	1,925	—	8,235
Covenant not to compete	5 years	6,100	1,318	—	4,782

Total finite-lived intangible assets		2,544,729	666,373	—	1,878,356

Indefinite-lived intangible assets:
Trade names		1,480,000	—	580,000	900,000

Total other intangible assets		$4,024,729	$666,373	$580,000	$2,778,356

Schedule of Future Amortization Expenses

As of September 30, 2020, estimated future amortization expenses of the Company’s existing intangible assets are as follows:

(in thousands)
The remainder of 2020	$47,784
2021	190,783
2022	188,246
2023	184,713
2024	183,761
Thereafter	794,178

Total amortization expense	$1,589,465

Estimated future amortization expenses of the Company’s existing intangible assets are as follows:

(in thousands)
2020	188,007
2021	187,456
2022	184,961
2023	181,462
Thereafter	958,710

Total amortization expense	1,700,596